                    VAN KAMPEN AMERICAN CAPITAL UTILITY FUND
             SUPPLEMENT DATED MARCH 9, 1998 TO THE PROSPECTUS DATED
        OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998

    The section of the Prospectus captioned "SHAREHOLDER SERVICES" hereby is supplemented by adding the following:

INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the Internet. Please refer to our web site @ www.vkac.com for further instruction. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the Internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon Internet instructions and providing written confirmation of instructions communicated through the Internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the Internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Christine Drusch. Ms. Drusch has assisted in co-managing the Fund's investment portfolio since August 1997 and has been primarily responsible for managing the Fund's investment portfolio since February 1998. Ms. Drusch has been an Assistant Vice President of the Adviser and VKACAM since September 1995. Prior to that time, Ms. Drusch was Associate Portfolio Manager of the Adviser. Matthew Hart is responsible as a co-manager for the day-to-day management of the Fund's investment portfolio. Mr. Hart has been Associate Portfolio Manager of the Adviser and VKACAM since August 1997. Prior to that time, Mr. Hart was with AIM Capital Management.

                     VAN KAMPEN AMERICAN CAPITAL VALUE FUND
             SUPPLEMENT DATED MARCH 9, 1998 TO THE PROSPECTUS DATED
        OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998

    The section of the Prospectus captioned "SHAREHOLDER SERVICES" hereby is supplemented by adding the following:

INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the Internet. Please refer to our web site @ www.vkac.com for further instruction. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the Internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon Internet instructions and providing written confirmation of instructions communicated through the Internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the Internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Bret Stanley. Mr. Stanley has assisted in co-managing the Fund's investment portfolio since its inception and has been primarily responsible for co-managing the Fund's investment portfolio since February 1998. Mr. Stanley has been Assistant Vice President of the Adviser and Van Kampen American Capital Asset Management, Inc. ("VKACAM") since January 1995. Prior to that time, Mr. Stanley was a Portfolio Manager with Gulf Investment Management. Jim Gilligan and Scott Carroll are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Gilligan has been Senior Vice President and Portfolio Manager of the Adviser since June 1995 and of VKACAM since September 1995. Prior to that time, Mr. Gilligan was Vice President and Portfolio Manager of VKACAM. Mr. Carroll has been Associate Portfolio Manager of the Adviser and VKACAM since December 1996. Prior to that time, Mr. Carroll was an Equity Analyst with Lincoln Capital Management Company. Prior to September 1992, Mr. Carroll was a Senior Internal Auditor with Pittway Corporation.

                          VAN KAMPEN AMERICAN CAPITAL
                         GREAT AMERICAN COMPANIES FUND
             SUPPLEMENT DATED MARCH 9, 1998 TO THE PROSPECTUS DATED
        OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998

    The section of the Prospectus captioned "SHAREHOLDER SERVICES" hereby is supplemented by adding the following:

INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the Internet. Please refer to our web site @ www.vkac.com for further instruction. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the Internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon Internet instructions and providing written confirmation of instructions communicated through the Internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the Internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Evan Harrel. Mr. Harrel has assisted in co-managing the Fund's investment portfolio since its inception and has been primarily responsible for managing the Fund's investment portfolio since February 1998. Mr. Harrel has been Vice President of the Adviser and Van Kampen American Capital Asset Management, Inc. ("VKACAM") since October 1996. Prior to that time, Mr. Harrel was Associate Portfolio Manager of the Adviser. Prior to May 1994, Mr. Harrel was a Vice President with Fayez Sarofim and Co. Jeff New is responsible as a co-manager for the day-to-day management of the Fund's investment portfolio. Mr. New has been Vice President and Portfolio Manager of the Adviser since June 1995 and of VKACAM since 1994. Prior to that time, Mr. New was Associate Portfolio Manager of VKACAM.

                  VAN KAMPEN AMERICAN CAPITAL PROSPECTOR FUND
  SUPPLEMENT DATED MARCH 9, 1998 TO THE PROSPECTUS DATED OCTOBER 28, 1997, AS
                   PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998

    The section of the Prospectus captioned "SHAREHOLDER SERVICES" hereby is supplemented by adding the following:

    INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the Internet. Please refer to our web site @ www.vkac.com for further instruction. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the Internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon Internet instructions and providing written confirmation of instructions communicated through the Internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the Internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by B. Robert Baker. Mr. Baker has been primarily responsible for managing the Fund's investment portfolio since its inception. Mr. Baker has been Vice President and Portfolio Manager of the Adviser and Van Kampen American Capital Asset Management, Inc. ("VKACAM") since June 1995. Prior to that time, Mr. Baker was Associate Portfolio Manager of VKACAM. Jason Leder and Edie Terreson are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Leder has been Assistant Vice President of the Adviser and VKACAM since October 1996. Prior to that time, Mr. Leder was Associate Portfolio Manager of VKACAM. Prior to February 1995, Mr. Leder was a Securities Analyst with Salomon Brothers, Inc. Prior to August 1992, Mr. Leder was a Securities Analyst with Fidelity Management and Research. Ms. Terreson has been Assistant Vice President of the Adviser and VKACAM since December 1997. Prior to that time, Ms. Terreson was Associate Portfolio Manager of VKACAM. Prior to March 1997, Ms. Terreson was a Securities Analyst and Associate Portfolio Manager with Delaware Investment Advisers. Prior to May 1996, Ms. Terreson was a Securities Analyst and Associate Portfolio Manager with J.W. Seligman & Co.

               VAN KAMPEN AMERICAN CAPITAL AGGRESSIVE GROWTH FUND
             SUPPLEMENT DATED MARCH 9, 1998 TO THE PROSPECTUS DATED
        OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998

    The section of the Prospectus captioned "SHAREHOLDER SERVICES" hereby is supplemented by adding the following:

INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the Internet. Please refer to our web site @ www.vkac.com for further instruction. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the Internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon Internet instructions and providing written confirmation of instructions communicated through the Internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the Internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Gary M. Lewis. Mr. Lewis has been primarily responsible for managing the Fund's investment portfolio since its inception. Mr. Lewis has been Senior Vice President and Portfolio Manager of the Adviser since June 1995 and of Van Kampen American Capital Asset Management, Inc. ("VKACAM") since October 1995. Prior to that time, Mr. Lewis was Vice President and Portfolio Manager of VKACAM. Dudley Brickhouse, David Walker and Janet Willis are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Brickhouse has been an Associate Portfolio Manager of the Adviser and VKACAM since September 1997. Prior to that time, Mr. Brickhouse was with NationsBank Investment Management. Mr. Walker has been Assistant Vice President of the Adviser and VKACAM since June 1995. Prior to that time, Mr. Walker was a Quantitative Analyst of VKACAM. Ms. Willis has been Assistant Vice President of the Adviser and VKACAM since December 1997. Prior to that time, Ms. Willis was Associate Portfolio Manager of VKACAM. Prior to July 1995, Ms. Willis was with AIM Capital Management, Inc.

                          VAN KAMPEN AMERICAN CAPITAL
                     SUPPLEMENT DATED MARCH 9, 1998 TO THE
       PROSPECTUS DATED SEPTEMBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                                JANUARY 2, 1998
                     VKAC GLOBAL GOVERNMENT SECURITIES FUND
        PROSPECTUS DATED OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                                JANUARY 2, 1998
                                VKAC GROWTH FUND
                              VKAC HIGH YIELD FUND
                       VKAC SHORT-TERM GLOBAL INCOME FUND
                           VKAC STRATEGIC INCOME FUND
       PROSPECTUS DATED DECEMBER 29, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                                JANUARY 2, 1998
                            VKAC CORPORATE BOND FUND
                           VKAC EMERGING GROWTH FUND
                      VKAC HIGH INCOME CORPORATE BOND FUND
                       PROSPECTUS DATED JANUARY 28, 1998
                     VKAC U.S. GOVERNMENT TRUST FOR INCOME
         PROSPECTUS DATED MARCH 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                       AUGUST 4, 1997 AND JANUARY 2, 1998
                         VKAC HIGH YIELD MUNICIPAL FUND
         PROSPECTUS DATED APRIL 30, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                       AUGUST 4, 1997 AND JANUARY 2, 1998
                     VKAC CALIFORNIA INSURED TAX FREE FUND
                   VKAC FLORIDA INSURED TAX FREE INCOME FUND
                       VKAC INSURED TAX FREE INCOME FUND
                  VKAC INTERMEDIATE TERM MUNICIPAL INCOME FUND
                           VKAC MUNICIPAL INCOME FUND
                       VKAC NEW YORK TAX FREE INCOME FUND
                     VKAC PENNSYLVANIA TAX FREE INCOME FUND
                         VKAC TAX FREE HIGH INCOME FUND
                              VKAC ENTERPRISE FUND
                        VKAC GOVERNMENT SECURITIES FUND
                        VKAC REAL ESTATE SECURITIES FUND

         PROSPECTUS DATED APRIL 30, 1997, AS PREVIOUSLY SUPPLEMENTED ON
               APRIL 30, 1997, AUGUST 4, 1997 AND JANUARY 2, 1998
                        VKAC GLOBAL MANAGED ASSETS FUND
         PROSPECTUS DATED APRIL 30, 1997, AS PREVIOUSLY SUPPLEMENTED ON
              AUGUST 4, 1997, AUGUST 15, 1997 AND JANUARY 2, 1998
                     VKAC LIMITED MATURITY GOVERNMENT FUND

    The section of the Prospectus captioned "SHAREHOLDER SERVICES" hereby is supplemented by adding the following:

INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the Internet. Please refer to our web site @ www.vkac.com for further instruction. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the Internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon Internet instructions and providing written confirmation of instructions communicated through the Internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the Internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

For VKAC Enterprise Fund only

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Jeff New. Mr. New has assisted in co-managing the Fund's investment portfolio since July 1994 and has been primarily responsible for managing the Fund's investment portfolio since December 1994. Mr. New has been Vice President and Portfolio Manager of the Adviser since 1994 and of Advisory Corp. since June 1995. Prior to that time, Mr. New was Associate Portfolio Manager of the Adviser. Evan Harrel and Michael Davis are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Harrell has been Vice President of the Adviser and Advisory Corp. since October 1996. Prior to that time, Mr. Harrell was Associate Portfolio Manager of the Adviser. Prior to May 1994, Mr. Harrel was a Vice President with Fayez Sarofim and Co. Mr. Davis has been Vice President and Portfolio Manager of the Adviser and Advisory Corp. since

March 1998. Prior to that time, Mr. Davis was the owner of Davis Equity, a stock research company.

For VKAC Growth Fund only

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Jeff New. Mr. New has been primarily responsible for managing the Fund's investment portfolio since its inception. Mr. New has been Vice President and Portfolio Manager of the Adviser since June 1995 and of Van Kampen American Capital Asset Management, Inc. ("VKACAM") since 1994. Prior to that time, Mr. New was Associate Portfolio Manager of VKACAM. Evan Harrel and Michael Davis are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Harrel has been Vice President of the Adviser and VKACAM since October 1996. Prior to that time, Mr. Harrel was Associate Portfolio Manager of VKACAM. Prior to May 1994, Mr. Harrel was a Vice President with Fayez Sarafim and Co. Mr. Davis has been Vice President and Portfolio Manager of VKACAM and the Adviser since March 1998. Prior to that time, Mr. Davis was the owner of Davis Equity, a stock research company.